Cash Equivalents and Marketable Securities - Available-for-Sale Securities in an Unrealized Loss Position (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value
Less Than 12 Months	$ 97,193	$ 25,166	$ 59,998
12 Months or Longer	0	0
Unrealized Losses
Less Than 12 Months	(115)	(34)	(41)
12 Months or Longer	0	0
Total, Fair Value	97,193	25,166	59,998
Total, unrealized losses	(115)	(34)	(41)
Commercial paper
Fair Value
Less Than 12 Months	78,820	17,699	47,425
12 Months or Longer	0	0
Unrealized Losses
Less Than 12 Months	(93)	(27)	(34)
12 Months or Longer	0	0
Total, Fair Value	78,820	17,699	47,425
Total, unrealized losses	(93)	(27)	(34)
U.S. government securities
Fair Value
Less Than 12 Months	0	3,735
12 Months or Longer	0	0
Unrealized Losses
Less Than 12 Months	0	(1)
12 Months or Longer	0	0
Total, Fair Value	0	3,735
Total, unrealized losses	0	(1)
Corporate bonds
Fair Value
Less Than 12 Months	18,373	3,732	12,573
12 Months or Longer	0	0
Unrealized Losses
Less Than 12 Months	(22)	(6)	(7)
12 Months or Longer	0	0
Total, Fair Value	18,373	3,732	12,573
Total, unrealized losses	$ (22)	$ (6)	$ (7)